FAIR VALUE MEASUREMENTS (Details) - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy - MORINGA ACQUISITION CORP [Member] - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Private Warrant Liability	$ 27,284	$ 8,531	$ 29,640
Level 3 [Member]
Liabilities:
Private Warrant Liability	27,284	8,531	29,640
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities:
Private Warrant Liability	27,284	8,531	29,640
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Money market funds held in Trust Account	$ 5,924,118	$ 5,697,632	$ 116,692,038